Revenue Information (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Revenues consist of the following:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenues generated from group chatting services	208,163,650	214,992,171	211,760,853
Revenues generated from games services	64,971,258	88,611,351	106,742,196
Others	—	—	374,515
Total revenues	273,134,908	303,603,522	318,877,564